NORDIC GALAXY (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
NORDIC GALAXY [Abstract]
Number of newbuildings		2
Total cost, per vessel		$ 90,000,000
Deposit on contract	9,000,000	9,000,000
Amount sought by seller	26,800,000
Loss on settlement	(16,200,000)
Net outstanding loan to seller	10,600,000
Interest income	1,200,000
Legal fees of the Seller	1,200,000
Legal fees	2,362,000	1,500,000	0
Subsequent deposit on contract received	9,000,000
Subsequent interest income received	$ 200,000